Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2013
Tables/Schedules [Abstract]
Schedule of Intangible Assets

	July 31, 2013	January 31, 2013
Product development costs	$50,625	$44,806
Software license	5,256	-
Sub-total	55,881	44,806
Accumulated amortization	(15,641)	(13,749)
Intangible assets, net	$40,240	$31,057